Benefit Plans	12 Months Ended
Dec. 31, 2012
Benefit Plans
Benefit Plans

12.      Benefit Plans

The Bank provides a noncontributory defined benefit retirement accumulation plan (cash balance plan) covering substantially all employees.  Under the plan, retirement benefits are primarily a function of the employee’s years of service and level of compensation.  As of June 15, 2004, the Bank had a plan amendment to freeze the plan benefits for plan participants.  The Bank uses a December 31 measurement date for its pension plan. State Bank of Chittenango, a limited purpose commercial bank subsidiary of Oneida Savings Bank, participated in the New York State Bankers Retirement System (the System) plan which was a noncontributory defined benefit plan covering substantially all employees.  Under the plan, retirement benefits were primarily a function of the employee’s years of service and level of compensation.  The plan was frozen as of May 31, 2002.  State Bank of Chittenango uses a December 31 measurement date for its pension plan.

Information about changes in obligations and funded status of the defined benefit pension plan follows:

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Change in benefit obligation:
Benefit obligation at beginning of year	$4,382,788	$4,371,899	$2,599,361	$2,395,770
Service cost	—	—	26,335	26,261
Interest cost	168,082	211,449	105,807	123,774
Actuarial gain	28,529	34,698	113,464	270,854
Benefits paid	(231,294)	(235,258)	(220,169)	(217,298)
Benefit obligation at end of year	$4,348,105	$4,382,788	$2,624,798	$2,599,361

Change in plan assets, at fair value:
Beginning plan assets	$3,544,708	$3,574,529	$1,947,056	$2,135,136
Actual return	442,024	5,437	200,156	2,425
Benefits paid	(231,294)	(235,258)	(213,620)	(212,405)
Employer contributions	200,000	200,000	43,127	21,900
Ending plan assets	$3,955,438	$3,544,708	$1,976,719	$1,947,056

Funded status at year end (plan assets less benefit obligation)	$(392,667)	$(838,080)	$(648,079)	$(652,305)

Amounts recognized in accumulated other comprehensive income at December 31 consist of:

	Oneida Savings Bank		State Bank of Chittenango
	2012	2011	2012	2011
Net actuarial loss (gain)	$2,168,332	$2,457,886	$1,223,420	$1,267,925
Prior service cost (credit)	—	—	—	—
	$2,168,332	$2,457,886	$1,223,420	$1,267,925

The accumulated benefit obligation for the Oneida Savings Bank pension plan was $4,348,105 and $4,382,788 at year-end 2012 and 2011 respectively.  The accumulated benefit obligation for the State Bank of Chittenango pension plan was $2,624,798 and $2,599,361 at year-end 2012 and 2011 respectively.

The net periodic pension cost and other amounts recognized in other comprehensive income for the years ended December 31 includes the following components:

	Oneida Savings Bank			State Bank of Chittenango
	2012	2011	2010	2012	2011	2010
Service cost benefits earned during the period	$—	$—	$—	$26,335	$26,261	$21,899
Interest cost on projected benefit obligation	168,082	211,449	211,573	105,807	123,774	131,694
Expected return on plan assets	(264,680)	(266,768)	(243,442)	(127,794)	(141,928)	(155,498)
Net amortization and deferral	140,739	122,317	126,009	79,058	48,854	42,783
Net periodic pension cost	44,141	66,998	94,140	83,406	56,961	40,878
Net (gain) loss	(148,815)	296,029	(26,003)	34,553	405,464	99,947
Prior service cost (credit)	—	—	—	—	—	—
Amortization of gain (loss)	(140,739)	(122,317)	(126,009)	(79,058)	(48,854)	(42,783)
Total recognized in other comprehensive income	(289,554)	173,712	(152,012)	(44,505)	356,610	57,164
Total recognized in net periodic benefit (cost) and other comprehensive income	$(245,413)	$240,710	$(57,872)	$38,901	$413,571	$98,042

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year is $203,861.

	Oneida Savings Bank			State Bank of Chittenango
Assumptions	2012	2011	2010	2012	2011	2010

Weighted-average assumptions used to determine benefit obligation at year-end
Discount rate	3.97%	4.98%	5.05%	3.84%	4.27%	5.38%

Weighted-average assumptions used to determine net cost
Discount rate	4.98%	5.05%	3.97%	4.27%	5.38%	5.89%
Expected return on plan assets	7.50%	7.50%	7.50%	7.00%	7.00%	7.50%

Oneida Savings Bank Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 65% of investments for long-term growth and 35% for near-term benefit payments to preserve the long-term earnings power of the assets.  The target allocations for plan assets are shown in the table below.  Equity securities primarily include investments in common stock.  Fixed income securities include corporate bonds, government issues and mortgage-backed securities.  Other fixed income securities include a money market account and checking account.

The weighted average expected long-term rate of return is estimated based on current trends in the plan assets as well as projected future rates of return on those assets.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

The long term rate of return considers historical returns.  There were no adjustments made to historical returns.

The plan is prohibited from investing in the following investments or transactions: (1) commodities and futures; (2) warrants; (3) Eurobonds; (4) naked option transactions; (5) margin purchase securities; (6) private placements; (7) short sales of securities; (8) unregistered or restricted stock and (9) speculative derivatives.  All assets selected for inclusion in the Portfolio must have a readily ascertainable market value and must be generally considered marketable at the time of purchase.

The Company’s pension plan asset allocation at year-end 2012 and 2011, target allocation for 2013, and expected long-term rate of return by asset category are as follows:

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31		Long Term Rate
Asset Category	2013	2012	2011	of Return
Equity Securities	60%	54%	57%	10%
Debt Securities	40%	41%	29%	2%
Other	0%	5%	14%
Total	100%	100%	100%	7%

The fair value of the plan assets, as previously defined, at December 31, 2012, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$167,097	$167,097	$—	$—
Equities
Common stock	2,110,589	2,110,589	—	—
Real estate investment trust	49,321	49,321	—	—
Fixed income securities
Government issues (US Treasuries)	470,345	—	470,345	—
FHLMC	111,142	—	111,142	—
FNMA	240,165	—	240,165	—
Exchange traded funds	806,779	806,779	—	—
Total	$3,955,438	$3,133,786	$821,652	$—

The fair value of plan assets, as previously defined, at December 31, 2011, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash	$415,378	$415,378	$—	$—
Equities
Common stock	2,030,556	2,030,556	—	—
Real estate investment trust	45,086	45,086
Fixed income securities			—
Government issues (US Treasuries)	102,464	—	102,464	—
FHLMC	86,244	—	86,244	—
FNMA	104,438	—	104,438	—
Exchange traded funds	760,542	760,542
Total	$3,544,708	$3,251,562	$293,146	$—

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for period ending December 31, 2012 and 2011.

State Bank of Chittenango Plan Assets

The Company’s overall investment strategy is to achieve a mix of approximately 97% of investments for long-term growth and 3% for near-term benefit payments with a wide diversification of asset types, fund strategies, and fund managers.  The target allocations for System assets are shown in the table below.  Cash equivalents consist primarily of government issues and short term investment funds.  Equity securities primarily include investments in common stock, depository receipts, preferred stock and real estate investment trusts. Fixed income securities include corporate bonds, government issues, mortgage-backed securities, municipals and other asset backed securities.

The weighted average expected long-term rate of return is estimated based on current trends in the System’s assets as well as projected future rates of return on those assets and reasonable actuarial assumptions based on the guidance provided by ASOP No. 27 “Selection of Economic Assumptions for Measuring Pension Obligations” for long term inflation, and the real and nominal rate of investment return for a specific mix of asset classes.  The following assumptions were used in determining the long-term rate of return:

Equity securities	Dividend discount model, the smoothed earnings yield model and the equity risk premium model

Fixed income securities	Current yield to maturity and forecasts of future yields

Other financial instruments	Comparison of the specific investment’s risk to that of fixed income and equity instruments and using judgment

The long term rate of return considers historical returns.  Adjustments were made to historical returns in order to reflect expectations of future returns.  These adjustments were due to factor forecasts by economists and long-term U.S. Treasury yields to forecast long-term inflation.  In addition, forecasts by economists and others for long-term GDP growth were factored into the development of assumptions for earnings growth and per capita income.

Effective September 2011, the System revised its investment guidelines.  The System currently prohibits its investment managers from purchasing any security greater than 5% of the portfolio at the time of purchase or greater than 8% at market value in any one issuer.  In addition the following are prohibited:  (1) Equity security short sales, unregistered securities and margin purchases; (2) mortgage backed derivatives that have an inverse floating rate coupon or that are interest only securities, any asset backed security that is not issued by the U.S. Government or its agencies or its instrumentalities, generally securities of less than Baa2/BBB quality may not be purchased, and securities of less than A-quality may not in the aggregate exceed 10% of the investment manager’s portfolio; and (3) other financial instruments such as unhedged currency exposure in countries not defined as “high income economies” by the World Bank.  Prior to September 2011, investments in emerging countries as defined by Morgan Stanley Emerging Markets Index and structured notes were prohibited.  All other investments not prohibited by the System are permitted.  At December 31, 2012 and 2011, the System held certain investments which are no longer deemed acceptable to acquire. These positions will be liquidated when the investment managers deem that such liquidation is in the best interest of the System.

The Company’s pension plan asset allocation at year-end 2012 and 2011, target allocation for 2013 and expected long-term rate of return by asset category are as follows:

		Percentage of		Weighted-
	Target	Plan Assets		Average Expected
	Allocation	at December 31,		Long Term Rate
Asset Category	2013	2012	2011	of Return
Cash equivalents	0 - 20%	13%	11%	0.4%
Equity securities	40 - 60%	45%	48%	4.0%
Fixed income securities	40 - 60%	42%	41%	1.9%
Other financial instruments	0 - 5%	0%	0%	0%
Total		100%	100%	6.3%

The following table represents the Plan’s fair value hierarchy for its financial assets (investments), as defined previously measured at fair value on a recurring basis as of December 31, 2012:

		Fair Value Measurements
		at December 31, 2012 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$2,057	$2,057	$—	$—
Government issues	10,728	—	10,728	—
Short term investment funds	242,302	—	242,302	—
Equities
Common stock	870,508	870,508	—	—
Depository receipts	19,468	19,468	—	—
Preferred stock	3,860	3,860	—	—
Real estate investment trust	3,867	3,867	—	—
Fixed income securities
Auto loan receivables	10,712	—	10,712	—
Collateralized mortgage obligations	214,202	—	214,202	—
Corporate bonds	186,628	—	186,628	—
Federal Home Loan Mortgage Corp.	24,526	—	24,526	—
Federal National Mortgage Assoc.	98,083	—	98,083	—
Government National Mortgage Assoc. I	1,044	—	1,044	—
Government National Mortgage Assoc. II	4,548	—	4,548	—
Government Issues	281,564	—	281,564	—
Municipals	2,150	—	2,150	—
Other asset backed	472	—	472	—
Total	$1,976,719	$899,760	$1,076,959	$—

At December 31, 2012 the portfolio was managed by two investment firms.  In addition approximately $20 million of system monies had not yet been allocated to either investment manager.  Control was split approximately 49%, 43% and 8%.

At December 31, 2012, there was a 12% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

The fair value of plan assets, as previously defined, at December 31, 2011, by asset category, is as follows:

		Fair Value Measurements
		at December 31, 2011 Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
	Carrying	Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets:
Cash equivalents
Foreign currencies	$3,366	$3,366	$—	$—
Short term investment funds	203,281	—	203,281	—
Equities
Common stock	910,462	910,462	—	—
Depository receipts	19,598	19,598	—	—
Preferred stock	2,871	2,871	—	—
Real estate investment trust	—	—	—	—
Fixed income securities
Auto loan receivable	235	—	235	—
Collateralized mortgage obligations	190,276	—	190,276	—
Corporate bonds	173,009	—	173,009	—
Federal Home Loan Mortgage Corp.	33,560	—	33,560	—
Federal National Mortgage Assoc.	103,672		103,672
Government National Mortgage Assoc. I	1,400	—	1,400	—
Government National Mortgage Assoc. II	7,263	—	7,263	—
Government issues	293,573	—	293,573	—
Municipals	2,280	—	2,280	—
Other asset backed	2,210	—	2,210	—
Total	$1,947,056	$936,297	$1,010,759	$—

At December 31, 2011 the portfolio was managed by two investment firms.  The portfolio was split approximately 46% and 52% under the control of the investment managers with the remaining 2% under the direct control of the System.

At December 31, 2011, there was a 10% of portfolio concentration in the State Street Bank & Trust Co. Short Term Investment Fund.

There were no plan assets measured at fair value using significant unobservable inputs (Level 3) for the period ending December 31, 2012 and 2011.

The Company expects to contribute $243,127 to the Plans for the year ending December 31, 2012.

The following benefit payments are expected to be paid:

	Oneida	State Bank
Fiscal year ending December 31:	Savings Bank	Of Chittenango
2013	350,000	195,157
2014	368,000	189,195
2015	386,000	183,012
2016	405,000	176,758
2017	425,000	170,597
Years 2018 - 2022	2,468,000	769,995

In addition to the retirement plan, the Company sponsors a 401(k) savings plan which enables employees who meet the plan’s eligibility requirements to defer income on a pre-tax basis.

Employees may elect to contribute a portion of their compensation, with the Company matching the contribution up to 5% of compensation.  Employer contributions associated with the plan amounted to $724,273, $655,808 and $622,681 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Bank provides The Oneida Savings Bank Employee Stock Ownership Plan (“ESOP”) with all employees meeting the age and service requirements eligible to participate in the Plan.  Employees are eligible for the Plan if they are twenty-one years of age and have one year of service with at least 1,000 hours.  The ESOP purchased 157,500 shares of common stock as part of the second step conversion (see Footnote 23) which was funded by a loan from the Company payable in ten equal installments over 10 years bearing a variable interest rate of prime at the beginning of the year which was 3.25% for 2012 and 2011.  Loan payments are to be funded by cash contributions from the Bank.  The loan can be prepaid without penalty.  Shares purchased by the ESOP are maintained in a suspense account and held for allocation among the participants.  As loan payments are made, shares are committed to be released and subsequently allocated to employee accounts at each calendar year end.  Compensation expense is recognized related to the shares committed to be released based on the average market price during the period.  Cash dividends received on unallocated shares are used to pay debt service.  For the purpose of computing earnings per share, unallocated ESOP shares are not considered outstanding.  Contributions to the ESOP during 2012, 2011 and 2010 were $235,835, $288,538 and $331,100 respectively.  Expense recorded for 2012, 2011 and 2010 was $350,113, $343,042 and $302,739 respectively.

Shares held by the ESOP were as follows:

	2012	2011
Allocated to participants	400,193	366,202
Unearned	44,965	78,956
Total ESOP shares	445,158	445,158
Fair value of unearned shares	$478,877	$750,082